Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4.  Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Equipment	$2,883,447	$2,876,490
Tools and molds	24,620	97,687
Leasehold improvements	111,356	105,327
Furniture and fixtures	148,261	154,930

Total property and equipment	3,167,684	3,234,434

Less accumulated depreciation and amortization	(2,293,622)	(1,520,344)

Property and equipment, net	$874,062	$1,714,090

Depreciation and amortization expense totaled $903,291 and $834,861 for the years ended December 31, 2012 and 2011, respectively.